UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spartan Capital Management, LLC
Address: 501 West Street Road
         West Chester, PA  19382

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan L. Bartels
Title:     President
Phone:     610-399-8201

Signature, Place, and Date of Signing:

  /s/ Susan L. Bartels     West Chester, PA     May 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $106,902 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARDEN GROUP INC                CL A             039762109     3619    34055 SH       SOLE                    34055        0        0
AT&T INC                       COM              00206R102     2668   103270 SH       SOLE                   103270        0        0
ATLANTIC TELE NETWORK INC      COM NEW          049079205     2315    51525 SH       SOLE                    51525        0        0
ATRION CORP                    COM              049904105     2054    14360 SH       SOLE                    14360        0        0
AZZ INC                        COM              002474104     2507    74060 SH       SOLE                    74060        0        0
BP PLC                         SPONSORED ADR    055622104     3310    57998 SH       SOLE                    57998        0        0
CANADIAN NAT RES LTD           COM              136385101     5830    78745 SH       SOLE                    78745        0        0
CELGENE CORP                   COM              151020104     3940    63594 SH       SOLE                    63594        0        0
COCA COLA CO                   COM              191216100     3824    69519 SH       SOLE                    69519        0        0
EXELON CORP                    COM              30161N101     3468    79155 SH       SOLE                    79155        0        0
FLOWERS FOODS INC              COM              343498101     3081   124542 SH       SOLE                   124542        0        0
GEN-PROBE INC NEW              COM              36866T103     3435    68700 SH       SOLE                    68700        0        0
GENZYME CORP                   COM              372917104     3816    73620 SH       SOLE                    73620        0        0
GILEAD SCIENCES INC            COM              375558103     4005    88085 SH       SOLE                    88085        0        0
LILLY ELI & CO                 COM              532457108     3023    83470 SH       SOLE                    83470        0        0
MCDONALDS CORP                 COM              580135101     3452    51737 SH       SOLE                    51737        0        0
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110     3336    37415 SH       SOLE                    37415        0        0
MONSANTO CO NEW                COM              61166W101     3924    54936 SH       SOLE                    54936        0        0
MOSAIC CO                      COM              61945A107     2901    47732 SH       SOLE                    47732        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     2502    61666 SH       SOLE                    61666        0        0
NEWMARKET CORP                 COM              651587107     3426    33265 SH       SOLE                    33265        0        0
PAN AMERICAN SILVER CORP       COM              697900108     2302    99455 SH       SOLE                    99455        0        0
PAYCHEX INC                    COM              704326107     2995    97494 SH       SOLE                    97494        0        0
PHARMACEUTICAL PROD DEV INC    COM              717124101     3260   137310 SH       SOLE                   137310        0        0
PICO HLDGS INC                 COM NEW          693366205     2959    79565 SH       SOLE                    79565        0        0
POWELL INDS INC                COM              739128106     2018    62030 SH       SOLE                    62030        0        0
RESEARCH IN MOTION LTD         COM              760975102     4390    59355 SH       SOLE                    59355        0        0
SMART BALANCE INC              COM              83169Y108     2238   345300 SH       SOLE                   345300        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     5302    48665 SH       SOLE                    48665        0        0
STEPAN CO                      COM              858586100     2015    36060 SH       SOLE                    36060        0        0
TERADATA CORP DEL              COM              88076W103     2854    98780 SH       SOLE                    98780        0        0
VIASAT INC                     COM              92552V100     2840    82060 SH       SOLE                    82060        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857w209     3293   141275 SH       SOLE                   141275        0        0